Other receivables (Tables)	9 Months Ended
Sep. 30, 2020
Other receivables
Schedule of other receivables

DKK thousand	September 30, 2020	December 31, 2019

VAT	7,265	5,437
Other	1,925	2,498
Total other receivables	9,190	7,935